================================================================================

                                  ANNUAL REPORT
                          BREMER INVESTMENT FUNDS, INC.

================================================================================



                            Bremer Growth Stock Fund
                                Bremer Bond Fund
                               September 30, 2000


                                TABLE OF CONTENTS

Shareholder Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

Growth Stock Fund Cumulative Rate of Return Graph . . . . . . . . . . . . . . .2

Bond Fund Cumulative Rate of Return Graph . . . . . . . . . . . . . . . . . . .3

Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . . .4

Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Growth Stock Fund Statements of Changes in Net Assets . . . . . . . . . . . . .6

Bond Fund Statements of Changes in Net Assets . . . . . . . . . . . . . . . . .7

Growth Stock Fund Financial Highlights . . . . . . . . . . . . . . . . . . . . 8

Bond Fund Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . 9

Growth Stock Fund Schedule of Investments . . . . . . . . . . . . . . . . . . 10

Bond Fund Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . 13

Notes to the Financial Statements . . . . . . . . . . . . . . . . . . . . . ..18

Report of Independent Public Accountants . . . . . . . . . . . . . . . . . . .21


                               NOTICE TO INVESTORS


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

For more information about the Funds, please call 1-800-595-5552 to receive a Prospectus. Please read the Prospectus carefully before investing or sending money.




November 29, 2000


Dear Shareholder:

The U.S. economy is finally showing signs of reacting to the Federal Reserve's interest rate tightenings, which began in June of 1999, falling in line with the normal adjustment time of 12 to 18 months. Thus, the ideal investment environment of strong economic growth, low inflation, stable interest rates and growing corporate profits is weakening. That has lead to a dramatic increase in volatility within the financial markets over the past year. Stock markets have for the most part begun to decline with this evolving environment, while the slowing economy has been positive for the bond market as fixed income investors grew more confident that the Federal Reserve would not raise interest rates again in 2000.

For the fiscal year ending September 30, 2000, the Bremer Growth Stock Fund appreciated 18.78% compared to 13.28% for the U.S. Stock market, benchmarked by the S&P 500 Index. Large cap growth and technology names performed very well in the first half of the fiscal year and helped offset the negative returns for the second half of the fiscal year. The portfolio's diversified blend of aggressive and moderate growth securities was key to the overall performance, as well as dampened losses in the last six months!

Most bond sectors produced steady gains as the fiscal year progressed and some outperformed the stock market at times during the second half of the fiscal year. Expectations of a slowing economy and no further Federal Reserve hikes drove interest rates down and thereby brought fixed income returns up. Within the bond market, the rally in Treasury yields has made the higher yields on mortgages and investment-grade corporates appear very attractive. The Bremer Bond Fund achieved a total return of 5.19% for the one-year reporting period ending September 30, 2000.

Looking ahead, the Fed's tightening efforts to slow the economy from its rapid pace have clearly been effective. Also, higher energy prices are contributing to a reduction in consumer spending, but with only a modest effect on inflation. Consequently, we expect that the Fed is probably finished raising rates for this year and perhaps for this economic cycle, which should be good for the bond market and for interest rate sensitive stocks. Overall, we remain optimistic about the long-term prospects for both the U.S. equity and bond markets and expect normalized annual returns in the years ahead.

We continue to believe it is extremely important for our investors to remember three things: keep a diversified disciplined approach to investing; maintain realistic expectations about investment returns; and focus on the long-term with regard to their portfolios.

We thank you for your business, appreciate your support, and look forward to serving your investment needs in the years to come.

Sincerely,


/s/Steven A. Laraway
Steven A. Laraway
President

Bremer Investment Funds, Inc.


[GRAPH]

Bremer Growth Stock Fund
S&P 500

1/27/97    3/31/97    6/30/97     9/30/97   12/31/97    3/31/98
$10,000    $9,600     $11,160     $11,900   $12,038     $13,724
$10,000    $9,935     $11,670     $12,544   $12,904     $14,704

6/30/98    9/30/98    12/31/98    3/31/99    6/30/99    9/30/99
$14,127    $12,330    $15,639     $16,164    $17,084    $15,902
$15,189    $13,678    $16,591     $17,417    $18,645    $17,482

12/31/99   3/31/00    6/30/00    9/30/00
$19,607    $20,764    $19,659    $18,889
$20,083    $20,543    $19,996    $19,803

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 1/27/97 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                        AVERAGE ANNUAL RATE OF RETURN (%)
                           -----------------------------------------------------
                              ONE YEAR ENDED         SINCE INCEPTION* TO
                            SEPTEMBER 30, 2000       SEPTEMBER 30, 2000
                           -----------------------------------------------------

Bremer Growth Stock Fund          18.78%                   18.87%
S&P 500**                         13.28%                   20.42%


     *  JANUARY 27, 1997.

    ** THE STANDARD & POOR'S 500 INDEX (S&P 500) IS A CAPITAL-WEIGHTED INDEX, REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE.

[GRAPH]
                     1/27/97    3/31/97    6/30/97   9/30/97   12/31/97 3/31/98
Bremer Bond Fund     $10,000    $10,009    $10,270   $10,533   $10,720 $10,860
LB Int. Govt./Corp.  $10,000    $10,009    $10,304   $10,582   $10,809 $10,978

6/30/98   9/30/98   12/31/98    3/31/99   6/30/99    9/30/99    12/31/99 3/31/00
$11,063   $11,439   $11,442     $11,422   $11,348    $11,414    $11,393  $11,495
$11,184   $11,686   $11,721     $11,699   $11,652    $11,759    $11,765  $11,942

6/30/00   9/30/00
$11,682   $12,005
$12,143   $12,493

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 1/27/97 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                            AVERAGE ANNUAL RATE OF RETURN (%)

                            ----------------------------------------------------
                               ONE YEAR ENDED          SINCE INCEPTION* TO
                             SEPTEMBER 30, 2000        SEPTEMBER 30, 2000
                            ----------------------------------------------------
Bremer Bond Fund                    5.19%                     5.09%
LB Int. Govt./Corp.**               6.25%                     6.24%


     *  JANUARY 27, 1997.

    ** THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX (LB INT. GOVT./CORP.) IS AN UNMANAGED VALUE-WEIGHTED INDEX COMPRISED OF ALL FIXED-RATE DEBT ISSUES RATED INVESTMENT GRADE (BAA3) OR HIGHER BY MOODY'S INVESTOR SERVICE, STANDARD & POOR'S AND/OR FITCH INVESTOR SERVICE. ALL ISSUES HAVE MATURITIES BETWEEN ONE AND TEN YEARS AND AN OUTSTANDING PAR VALUE OF AT LEAST $150 MILLION. THE DURATION OF THE INDEX AS OF SEPTEMBER 30, 2000 WAS 3.46 YEARS.


================================================================================
BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000

                                                            -----------------    -------------------
                                                                 GROWTH                  BOND
                                                              STOCK FUND                FUND
                                                            -----------------    -------------------
ASSETS:

  Investments, at market value
  (Cost of $55,561,051 and $96,223,541, respectively)           $93,274,076            $94,926,226
  Dividends receivable                                               49,477                      -
  Interest receivable                                                25,066              1,260,894
  Organizational expenses, net of accumulated amortization            7,202                  7,202
  Other assets                                                        1,415                  1,921
                                                               -------------------    -------------------
                Total assets                                     93,357,236             96,196,243
                                                               -------------------    -------------------

LIABILITIES:

  Payable to Investment Adviser                                         55,415                 55,166
  Dividends payable                                                                           479,836
                                                                             -
  Accrued expenses and other liabilities                                46,805                 50,977
                                                             -------------------    -------------------
            Total liabilities                                          102,220                585,979
                                                             -------------------    -------------------


NET ASSETS                                                         $93,255,016            $95,610,264
                                                               ==================    ===================


NET ASSETS CONSIST OF:

  Capital stock                                                    $54,617,357            $98,743,716
  Accumulated undistributed net investment income                                           8,203
                                                                            -
  Accumulated undistributed net realized gain (loss)
  on investments                                                       924,634             (1,844,340)
  Net unrealized appreciation (depreciation) on
  investments                                                       37,713,025             (1,297,315)
                                                                -------------------    -------------------
                Total Net Assets                                   $93,255,016            $95,610,264
                                                                ==================    ===================

  Shares outstanding
        (100 million shares authorized for each Fund,
         $ .0001 par value)                                          5,143,751              9,785,771
                                                               ===================    ===================

Net Asset Value, Redemption Price and Offering Price
Per Share                                                               $18.13                  $9.77
                                                               ===================    ===================

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENT OF OPERATIONS

Year Ended September 30, 2000

--------------------------------------------------------------------------------

                                                                             ----------------      -----------------
                                                                                 GROWTH                  BOND
                                                                               STOCK FUND                FUND
                                                                             ----------------      -----------------
INVESTMENT INCOME:

      Dividend income

            (net of withholding tax of $3,114 and $0, respectively)               $ 559,399                $     -
      Interest income                                                               241,069               6,463,852
      Other income                                                                    2,581                      -
                                                                              ----------------      -----------------
           Total investment income                                                  803,049              6,463,852
                                                                             ----------------      -----------------

EXPENSES:

      Investment advisory fees                                                      638,844                658,785
      Administration fees                                                            54,542                 57,675
      Shareholder servicing and accounting costs                                     56,619                 72,908
      Distribution fees                                                              11,532                 10,619
      Custody fees                                                                   16,514                 17,485
      Federal and state registration                                                  8,286                  3,139
      Professional fees                                                              17,314                 18,705
      Reports to shareholders                                                         7,624                  8,461
      Amortization of organizational expenses                                         5,490                  5,490
      Directors' fees and expenses                                                    2,700                  2,696
      Other                                                                             776                    909
                                                                             ----------------      -----------------
           Total expenses                                                           820,241                856,872
                                                                             ----------------      -----------------


NET INVESTMENT INCOME (LOSS)                                                        (17,192)             5,606,980
                                                                             ----------------      -----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON

      INVESTMENTS:

      Net realized gain (loss) on investments and written option contracts        1,076,651             (1,737,550)
      Change in unrealized appreciation (depreciation) on investments            12,805,769                964,142
                                                                             ----------------      -----------------
           Net realized and unrealized gain (loss) on investments                13,882,420               (773,408)
                                                                             ----------------      -----------------

NET INCREASE IN NET ASSETS RESULTING

      FROM OPERATIONS                                                            $13,865,228            $ 4,833,572
                                                                              ================      =================



                    SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           ------------------------------------------------
                                                                                          GROWTH STOCK FUND
                                                                           ------------------------------------------------
                                                                                Year Ended                Year Ended
                                                                            September 30, 2000        September 30, 1999
                                                                           ----------------------    ----------------------
OPERATIONS:
      Net investment income (loss)                                                    $ (17,192)                 $ 61,901
      Net realized gain on investments                                                1,076,651                 2,554,777
      Change in unrealized appreciation on investments
        and written option contracts                                                 12,805,769
                                                                                                               13,319,838
                                                                              ----------------------    ----------------------
           Net increase in net assets resulting from operations                      13,865,228                15,936,516
                                                                              ----------------------    ----------------------


DIVIDENDS AND DISTRIBUTIONS TO

      SHAREHOLDERS:

      Net investment income                                                             (68,454)                 (161,963)
      Net realized gains                                                             (2,698,314)                 (301,927)
                                                                              ----------------------    ----------------------
           Total dividends and distributions                                         (2,766,768)                 (463,890)
                                                                              ----------------------    ----------------------


CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                                      32,367,519                15,715,001
      Proceeds from shares issued to holders in reinvestment
        of dividends                                                                    344,366                    11,863
      Cost of shares redeemed                                                       (17,871,606)              (18,057,770)
                                                                              ----------------------    ----------------------
           Net increase (decrease) in net assets resulting from
           capital share transactions                                                14,840,279                (2,330,906)
                                                                              ----------------------    ----------------------

TOTAL INCREASE IN NET ASSETS                                                         25,938,739                13,141,720
                                                                              ----------------------    ----------------------


NET ASSETS:

      Beginning of period                                                            67,316,277                54,174,557
                                                                              ----------------------    ----------------------
      End of period                                                                 $93,255,016               $67,316,277
                                                                              ======================    ======================

      Undistributed Net Investment Income included in

           Net Assets at End of Period                                                      $ -                   $60,013
                                                                              ======================    ======================

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           -------------------------------------------------
                                                                                              BOND FUND
                                                                           -------------------------------------------------
                                                                                Year Ended                 Year Ended
                                                                            September 30, 2000         September 30, 1999
                                                                           ----------------------    -----------------------
OPERATIONS:
      Net investment income                                                         $ 5,606,980                $ 4,711,416
      Net realized loss on investments                                               (1,737,550)                   (26,953)
      Change in unrealized appreciation (depreciation) on
        investments                                                                     964,142                 (4,874,934)
                                                                              ----------------------    -----------------------
           Net increase (decrease) in net assets resulting from
           operations                                                                 4,833,572                   (190,471)
                                                                              ----------------------    -----------------------


DIVIDENDS AND DISTRIBUTIONS TO

      SHAREHOLDERS:

      Net investment income                                                          (5,606,980)                (4,711,416)
      Net realized gains                                                                 (1,464)                  (296,994)
                                                                              ----------------------    -----------------------
           Total dividends and distributions                                         (5,608,444)                (5,008,410)
                                                                              ----------------------    -----------------------


CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                                      29,423,519                 31,135,209
      Proceeds from shares issued to holders in reinvestment
        of dividends                                                                    325,414                    112,431
      Cost of shares redeemed                                                       (25,351,941)               (16,816,629)
                                                                              ----------------------    -----------------------
           Net increase in net assets resulting from
           capital share transactions                                                 4,396,992                 14,431,011
                                                                              ----------------------    -----------------------

TOTAL INCREASE IN NET ASSETS                                                          3,622,120                  9,232,130
                                                                              ----------------------    -----------------------


NET ASSETS:

      Beginning of period                                                            91,988,144                 82,756,014
                                                                              ----------------------    -----------------------
      End of period                                                                 $95,610,264                $91,988,144
                                                                              ======================    =======================

      Undistributed Net Investment Income included in
           Net Assets at End of Period                                                   $8,203                    $43,722
                                                                              ======================    =======================


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       -------------------------------------------------------------------------
                                                                                  GROWTH STOCK FUND
                                                       -------------------------------------------------------------------------
                                                                   Year Ended September 30,                 January 27, 19971
                                                       -------------------------------------------------         through
                                                           2000             1999             1998         September 30, 1997
                                                       ----------------  --------------  ---------------  ----------------------
PER SHARE DATA:
     NET ASSET VALUE, BEGINNING OF
         PERIOD                                                $15.73          $12.28           $11.90                  $10.00
                                                       ----------------  --------------  ---------------  ----------------------

     INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)                           (0.01)           0.02             0.04                    0.03
         Net realized and unrealized gain on
           investments                                           2.98            3.54             0.39                    1.87
                                                       ----------------  --------------  ---------------  ----------------------
              Total from investment operations                   2.97            3.56             0.43                    1.90
                                                       ----------------  --------------  ---------------  ----------------------

     LESS DIVIDENDS AND DISTRIBUTIONS:
         Dividends from net investment income                   (0.01)          (0.04)           (0.03)
                                                                                                                             -
         Distributions from net realized gains                  (0.56)          (0.07)           (0.02)
                                                                                                                             -
                                                       ----------------      ------------- ---------------    ----------------------
              Total dividends and distributions                 (0.57)          (0.11)           (0.05)
                                                                                                                             -
                                                       ----------------     --------------  ---------------   ----------------------

     NET ASSET VALUE, END OF PERIOD                            $18.13          $15.73           $12.28                  $11.90
                                                       =================    ==============  ===============  ======================
TOTAL RETURN                                                    18.78%          28.97%            3.61%                  19.00% 2


SUPPLEMENTAL DATA AND RATIOS:

     Net assets, end of period                             $93,255,016     $67,316,277      $54,174,557             $51,103,642
     Ratio of net expenses to average net assets                 0.90%           0.89%            0.91%                   1.05% 3
     Ratio of net investment income (loss) to
         average net assets                                    (0.02%)           0.09%            0.27%                   0.62% 3
     Portfolio turnover rate                                    10.75%          16.74%           13.15%                  11.30%


   1 COMMENCEMENT OF OPERATIONS.
   2 NOT ANNUALIZED.
   3 ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       -------------------------------------------------------------------------
                                                                                      BOND FUND
                                                       -------------------------------------------------------------------------
                                                                   Year Ended September 30,                 January 27, 19971
                                                       -------------------------------------------------         through
                                                            2000             1999             1998         September 30, 1997
                                                       ----------------  --------------  ---------------  ----------------------
PER SHARE DATA:
     NET ASSET VALUE, BEGINNING OF
         PERIOD                                                 $9.86          $10.47           $10.18                  $10.00
                                                       ----------------  --------------  ---------------  ----------------------

     INCOME (LOSS) FROM INVESTMENT
     OPERATIONS:
         Net investment income                                   0.58            0.55             0.56                    0.35
         Net realized and unrealized gain (loss) on
           investments                                          (0.09)          (0.57)            0.29                    0.17
                                                       ----------------  --------------  ---------------  ----------------------
              Total from investment operations                   0.49           (0.02)            0.85                    0.52
                                                       ----------------  --------------  ---------------  ----------------------

     LESS DIVIDENDS AND DISTRIBUTIONS:
         Dividends from net investment income                   (0.58)          (0.55)           (0.56)                  (0.34)
         Distributions from net realized gains                  (0.00)          (0.04)
                                                                                               -                             -
                                                       ----------------  --------------  ---------------  ----------------------
              Total dividends and distributions                 (0.58)          (0.59)           (0.56)                  (0.34)
                                                       ----------------  --------------  ---------------  ----------------------
     NET ASSET VALUE, END OF PERIOD                             $9.77           $9.86           $10.47                  $10.18
                                                       ================  ==============  ===============  ======================
TOTAL RETURN                                                     5.19%         (0.22)%            8.59%                   5.33% 2


SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                             $95,610,264     $91,988,144      $82,756,014             $73,683,643
     Ratio of net expenses to average net assets                 0.91%           0.90%            0.89%                   1.01% 3
     Ratio of net investment income to average
         net assets                                              5.97%           5.44%            5.46%                   5.60% 3
     Portfolio turnover rate                                    49.79%          58.62%           66.66%                  38.35%

   1 COMMENCEMENT OF OPERATIONS.
   2 NOT ANNUALIZED.
   3 ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000

GROWTH STOCK FUND

--------------------------------------------------------------------------------

           SHARES                                                     VALUE
                      ----------------------------------------------------------
                      COMMON STOCKS - 94.8%
                      ----------------------------------------------------------

                      APPAREL - 2.7%
           60,000     Abercrombie & Fitch Company *                $ 1,143,750
           30,000     The Gap, Inc.                                    603,750
           42,000     Intimate Brands, Inc.                            784,875
                                                                  ------------
                                                                     2,532,375
                                                                  ------------

                      BANKING & FINANCIAL SERVICES - 9.1%
           13,125     Banc One Corporation                             506,953
           37,500     The Charles Schwab Corporation                 1,331,250
           39,200     Citigroup Inc.                                 2,119,250
           12,000     Fannie Mae                                       858,000
           18,000     Freddie Mac                                      973,125
           10,000     Providian Financial Corporation                1,270,000
           30,800     Wells Fargo & Company                          1,414,875
                                                                  ------------
                                                                     8,473,453
                                                                  ------------

                      BUSINESS SERVICE - 5.9%
            4,767     Agilent Technologies, Inc. *                     233,285
           33,800     Concord EFS, Inc. *                            1,200,428
           34,000     Equifax Inc.                                     915,875
           29,700     FedEx Corporation *                            1,316,898
           19,000     First Data Corporation                           742,188
           24,200     Solectron Corporation*                         1,116,225
                                                                  ------------
                                                                     5,524,899
                                                                  ------------

                      CAPITAL GOODS - 9.7%
           15,000     The Boeing Company                               945,000
           23,300     Dover Corporation                              1,093,644
           10,600     Emerson Electric Company                         710,200
           75,000     General Electric Company                       4,326,563
           38,700     Tyco International Ltd.                        2,007,562
                                                                  ------------
                                                                     9,082,969
                                                                  ------------

                      COMMUNICATIONS & MEDIA - 2.7%
           34,500     The Interpublic Group of Companies, Inc.       1,175,156
           22,785     Viacom Inc. - Class B *                        1,332,923
                                                                  ------------
                                                                     2,508,079
                                                                  ------------


                      COSMETICS & SOAP - 3.2%
           20,000     Colgate-Palmolive Company                        944,000
           36,780     Kimberly-Clark Corporation                     2,052,784
                                                                  ------------
                                                                     2,996,784
                                                                  ------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

GROWTH STOCK FUND

--------------------------------------------------------------------------------

           SHARES                                                     VALUE

                      DRUGS - 2.6%
           15,000     Merck & Company, Inc.                       $ 1,116,563
           30,000     Pfizer Inc.                                   1,348,125
                                                                  -----------
                                                                    2,464,688
                                                                  -----------

                      ENERGY - 6.7%
           13,232     BP Amoco Plc ADR                                701,296
           35,000     El Paso Energy Corporation                   2,156,875
           26,800     Enron Corporation                            2,348,350
           11,881     Exxon Mobil Corporation                      1,058,894
                                                                  -----------
                                                                   6,265,415
                                                                  -----------

                      FOOD, BEVERAGE & TOBACCO - 2.0%
           40,000     PepsiCo, Inc.                                1,840,000
                                                                  -----------

                      HEALTH CARE - 4.4%
           20,000     Amgen Inc.*                                  1,396,562
           40,332     Boston Scientific Corporation *              662,957
           39,400     Medtronic, Inc.                              2,041,413
                                                                  -----------
                                                                   4,100,932
                                                                  -----------

                      INSURANCE - 4.2%
           17,619     Aegon N.V. ADR                                  654,105
           23,000     AFLAC Incorporated                            1,473,437
           18,750     American International Group, Inc.            1,794,141
                                                                  -----------
                                                                    3,921,683
                                                                  -----------

                      RESTAURANT - 1.1%
           34,000     McDonald's Corporation                       1,026,375
                                                                  -----------

                      RETAIL - GENERAL - 6.9%
            7,000     Best Buy Co., Inc. *                            445,375
           23,000     CVS Corporation                               1,065,188
           60,000     Target Corporation                            1,537,500
           36,000     Wal-Mart Stores, Inc.                         1,732,500
           44,000     Walgreen Company                              1,669,250
                                                                  -----------
                                                                    6,449,813
                                                                  -----------

                      SOFTWARE - 12.8%
           22,500     America Online, Inc. *
           74,000     Cognos, Inc. *                                1,209,375
           34,741     Computer Associates International, Inc.       3,015,500
           22,000     Microsoft Corporation *                        875,039
           115,000    Novell, Inc. *                                1,326,875
           55,000     Oracle Corporation *                          1,142,812
                                                                    4,331,250
                                                                  -----------
                                                                   11,900,851
                                                                  -----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

GROWTH STOCK FUND

--------------------------------------------------------------------------------

           SHARES                                                    VALUE

                      TECHNOLOGY - 15.0%
            55,000    American Power Conversion Corporation *     $ 1,055,312
           190,000    Atmel Corporation *                           2,885,625
            90,000    Cisco Systems, Inc. *                         4,972,500
             9,500    Hewlett-Packard Company                         921,500
            45,200    Intel Corporation                             1,878,625
            25,000    Lucent Technologies Inc.                        764,063
            15,000    Motorola, Inc.                                  423,750
            20,000    Palm, Inc. *                                  1,058,750
                                                                  -----------
                                                                   13,960,125
                                                                  -----------

                      TELECOMMUNICATIONS - 3.4%
           41,000     American Telephone and Telegraph Corporation 1,204,375
           31,500     MCI WorldCom, Inc. *                           956,812
           20,000     SBC Communications Inc.                      1,000,000
                                                                  -----------
                                                                   3,161,187
                                                                  -----------

                      TRAVEL & RECREATION - 2.4%
           36,000     Carnival Corporation                            886,500
           35,000     The Walt Disney Company                      1,338,750
                                                                  -----------
                                                                   2,225,250
                                                                  -----------
                                                                   88,434,878
                                                                  -----------

                      TOTAL COMMON STOCKS
                     (COST OF $50,721,853)

         PRINCIPAL
           AMOUNT
                      ----------------------------------------------------------
                      SHORT-TERM INVESTMENTS - 5.2%
                      ----------------------------------------------------------

                      VARIABLE RATE DEMAND NOTES - 5.2%
           $ 622,836  American Family Financial Services,
                      6.2352% **                                      622,836
           2,371,220  Sara Lee, 6.2200% **                          2,371,220
           467,668    Wisconsin Corporate Central Credit
                      Union, 6.2900% **                               467,668
           1,377,474  Wisconsin Electric Power Company, 6.2352% **  1,377,474
                                                                  -----------
                                                                    4,839,198
                                                                  -----------
                      TOTAL SHORT-TERM INVESTMENTS
                           (COST OF $4,839,198)                     4,839,198

                                                                  -----------

                      TOTAL INVESTMENTS - 100.0%
                           (COST OF $55,561,051)                   93,274,076
                                                                  -----------

                      Other liabilities in excess of assets - 0.0%   (19,060)
                                                                  -----------
                      TOTAL NET ASSETS - 100.0%                   $93,255,016
                                                                  ===========

      * NON-INCOME PRODUCING SECURITY.

     ** VARIABLE RATE SECURITY. THE RATES LISTED ARE AS OF SEPTEMBER 30, 2000.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000

BOND FUND
--------------------------------------------------------------------------------

                PRINCIPAL
                  AMOUNT                                             VALUE
                                ------------------------------------------------
                                LONG-TERM INVESTMENTS - 98.2%
                                ------------------------------------------------

                                ------------------------------------------------
                                CORPORATE BONDS & NOTES - 27.4%
                                ------------------------------------------------

                                BANK & BANK HOLDING CO. - 3.3%
                  First Union National Bank - North Carolina##
                $ 3,290,000        6.180%, 02/15/36              $ 3,110,254
                                                                  ------------

                                FINANCIAL SERVICES - 19.3%
                                Associates Corporation, N.A.
                  1,000,000        5.800%, 04/20/04                  965,416
                                Associates Corporation, N.A.
                  1,000,000        6.250%, 11/01/08                  939,518
                                Bear Stearns & Co. Inc.
                  1,000,000        6.875%, 10/01/05                  982,821
                                Ford Capital B.V.
                  1,000,000        9.375%, 05/15/01                1,013,648
                                Ford Motor Credit Company
                  1,000,000        8.200%, 02/15/02                1,015,998
                                General Electric Capital Corporation
                  1,000,000        6.267%, 07/23/03                  990,518
                                Goldman Sachs Group
                  2,475,000        7.200%, 11/01/06                2,424,510
                                Lehman Brothers Holdings, Inc.
                  2,500,000        8.250%, 06/15/07                2,591,265
                                Merrill Lynch & Company
                  2,000,000        6.000%, 02/17/09                1,834,470
                                Norwest Asset Securities Corporation#
                  1,300,000        7.000%, 06/25/12                1,279,180
                                Reliastar Financial Corporation
                  2,008,000        7.125%, 03/01/03                2,009,195
                                St. Paul Companies, Inc.
                  1,000,000        7.370%, 08/20/07                  998,445
                                Salomon, Inc.
                  1,450,000        6.250%, 05/15/03                1,426,322
                                                                   ------------
                                                                  18,471,306
                                                                   ------------

                                FOOD, BEVERAGE & TOBACCO - 1.2%
                                Supervalu, Inc.
                  1,250,000        6.560%, 06/09/05                1,193,705
                                                                   ------------

                                TELECOMMUNICATIONS - 1.5%
                  American Telephone and Telegraph Corporation#
                  1,500,000        5.625%, 03/15/04                1,434,437
                                                                   ------------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

BOND FUND

--------------------------------------------------------------------------------

                  PRINCIPAL
                    AMOUNT                                          VALUE

                                TRAVEL AND ENTERTAINMENT - 2.1%
                                Hilton Hotels Corporation
                $ 2,000,000        7.700%, 07/15/02              $ 1,995,598
                                                                   ------------

                                TOTAL CORPORATE BONDS & NOTES
                                     (Cost of $26,626,415)        26,205,300
                                                                   ------------


                                ------------------------------------------------
                                ASSET BACKED SECURITIES - 12.3%
                                ------------------------------------------------

                                COLLATERALIZED AUTO LOAN OBLIGATIONS - 5.3%
                                Ford Credit Auto Owner Trust#
                  2,593,000        Series 1999-D, Class A5,
                                   6.520%, 09/15/03                2,588,034
                                MMCA Automobile Trust#
                  1,000,000     Series 1999-2, Class A3, 7.000%,
                                05/15/04                           1,006,915
                                Nissan Auto Receivables Owner Trust#
                  1,500,000     Series 2000-B, Class A4,
                                7.270%, 11/15/04                   1,521,622
                                                                   ------------
                                                                   5,116,571
                                                                   ------------

                                COLLATERALIZED CREDIT CARD
                                OBLIGATIONS - 7.0%
                                Citibank Credit Card Master Trust I#
                   1,250,000    Series 1998-3, Class A, 5.800%,
                                02/07/05                           1,226,094
                                Dayton Hudson Credit Card Master
                                Trust#
                   1,000,000    Series 1997-1, Class A, 6.250%,
                                08/25/05                             991,755
                                First Bank Corporate Card Master
                                Trust#
                   1,110,000    Series 1997-1, Class A, 6.400%,
                                02/15/03                           1,105,288
                                Metris Master Trust#
                   1,250,000    Series 1997-1, Class A, 6.870%,
                                10/20/05                           1,254,731
                                   Providian Master Trust#
                   2,100,000    Series 1999-2, Class A, 6.600%,
                                04/16/07                           2,097,134
                                                                  -------------
                                                                       6,675,002
                                                                  -------------

                                TOTAL ASSET BACKED SECURITIES
                                     (Cost of $11,664,808)        11,791,573
                                                                  ------------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

BOND FUND

--------------------------------------------------------------------------------

                  PRINCIPAL
                    AMOUNT                                          VALUE
                                ------------------------------------------------
                                NON-AGENCY MORTGAGE-BACKED
                                SECURITIES - 4.8%
                                ------------------------------------------------

                                COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
                                Chemical Mortgage Securities, Inc.#
                 $ 1,127,000    Series 1994-1, Class A7, 6.250%,
                                01/25/09                         $  1,102,925
                                Countrywide Mortgage Backed Securities, Inc.#
                   1,385,064    Series 1994-D, Class A9, 6.500%,
                                03/25/24                            1,326,779
                                DLJ Mortgage Acceptance Corporation#
                   2,200,000    Series 1998-2, Class 2A10, 7.000%,
                                06/25/28                            2,125,200
                                                                  ------------
                                                                    4,554,904
                                                                  ------------

                                TOTAL NON- AGENCY MORTGAGE-BACKED
                                SECURITIES
                                     (Cost of $4,714,821)           4,554,904
                                                                  ------------


                                ------------------------------------------------
                                U.S. GOVERNMENT AGENCY AND
                                AGENCY-BACKED ISSUES - 33.9%
                                ------------------------------------------------

                                Federal Farm Credit Bank
                  1,000,000        7.000%, 07/19/06#                  995,774
                  2,100,000        6.370%, 10/30/07                 2,055,287
                                                                  -----------
                                                                    3,051,061
                                                                  -----------

                                Federal Home Loan Bank
                  1,000,000        6.000%, 07/21/03#                  982,524
                  2,000,000        6.645%, 08/02/04#                1,985,506
                  1,250,000        6.150%, 10/14/04                 1,233,960
                  2,000,000        7.125%, 02/15/05                 2,044,768
                  1,000,000        6.375%, 08/15/06                   989,050
                  1,750,000        6.120%, 08/26/08#                1,651,447
                  1,390,000        5.755%, 11/20/08#                1,283,133
                                                                  -----------
                                                                   10,170,388
                                                                  -----------

                 Federal Home Loan Mortgage Corporation (FHLMC), Participation Certificates
                 502,646        Pool #G40376, 6.000%, 06/01/01        497,677
                 1,177,185      Pool #C90290, 7.000%, 08/01/19      1,164,805
                                                                  -----------
                                                                    1,662,482
                                                                  -----------

                                Federal Home Loan Mortgage Corporation (FHLMC),
                  290,835       Adjustable Rate Mortgage, Pool #845864,
                                8.349%*, 07/01/24                      294,843
                                                                  ------------
                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

BOND FUND

--------------------------------------------------------------------------------

                  PRINCIPAL
                    AMOUNT                                           VALUE

                            Federal Home Loan Mortgage Corporation (FHLMC),
                               Real Estate Mortgage Investment Conduits
                               (REMIC)
                  $1,065,791  Series 1769, Class A, 6.500%,
                              05/15/08                            $ 1,055,107
                     600,000  Series 1480, Class LE, 6.500%,
                              07/15/08                                573,885
                   2,250,000  7.625%, 09/09/09#                     2,238,734
                     500,000  Series 24, Class VB, 6.500%, 7/25/10    481,972
                                                                   ------------
                                                                    4,349,698
                                                                   ------------

                  Federal National Mortgage Association (FNMA),

                                   Pass-Thru Certificates
                  2,005,838        Pool #303922, 6.000%, 05/01/16   1,899,529
                  1,167,080        Pool #323380, 6.500%, 10/01/28   1,121,852
                    169,905        Pool #211830, 7.000%, 04/01/23     167,899
                                                                   ------------
                                                                    3,189,280
                                                                   ------------

                  Federal National Mortgage Association (FNMA),

                                   Real Estate Mortgage Investment Conduits
                                   (REMIC)
                     500,000       Series 1993-134, Class L, 6.500%,   486,411
                                   08/25/08
                      391,030      Series 1989-69, Class C, 7.600%,    394,430
                                   10/25/19
                      287,371      Series 1992-125, Class J, 6.500%,   285,348
                                   05/25/21
                       92,877      Series 1992-150, Class FV, 6.357%*,  92,413
                                   05/25/21
                    2,100,000      Series 1993-38, Class V, 5.757%,  1,973,260
                                   08/25/21
                      575,000      Series 1993-167, Class J, 6.750%,    557,109
                                   12/25/22
                    1,451,867      Series 1998-50, Class DN, 6.250%, 1,405,287
                                   09/25/28
                      682,117      Series 1998-50, Class EN, 6.500%,   644,597
                                   09/25/28                        -------------
                                                                     5,838,855
                                                                   -------------

                                Government National Mortgage Association (GNMA),
                  1,432,613     Pool #521580, 7.000%, 11/15/14       1,436,862
                  1,312,699     Pool #520754, 7.000%, 07/15/15       1,315,612
                  1,053,720     Pool #520763, 7.000%, 07/15/15       1,056,058
                     57,536     Adjustable Rate Mortgages, Pool
                                #859287, 6.750%*, 07/20/26              58,300
                                                                   -------------
                                                                     3,866,832
                                                                   -------------

                                TOTAL U.S. GOVERNMENT AGENCY AND
                                AGENCY-BACKED ISSUES
                                     (Cost of $33,005,066)          32,423,439
                                                                   -------------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

BOND FUND

--------------------------------------------------------------------------------

                  PRINCIPAL

                    AMOUNT                                           VALUE

                                ------------------------------------------------
                                U.S. TREASURY OBLIGATIONS - 19.8%
                                ------------------------------------------------

                                U.S. Treasury Notes

                $ 1,500,000        5.750%, 10/31/02                $ 1,493,437
                  1,500,000        7.250%, 05/15/04                  1,564,220
                  6,000,000        6.500%, 08/15/05                  6,153,750
                  1,500,000        6.250%, 02/15/07                  1,524,844
                  1,000,000        5.500%, 02/15/08                    974,375
                                                                   -------------
                                                                   11,710,626
                                                                   -------------

                                U.S. Treasury Bonds
                  6,500,000       10.750%, 05/15/03                 7,239,375
                                                                   -------------

                                TOTAL U.S. TREASURY OBLIGATIONS
                                     (Cost of $19,211,422)         18,950,001
                                                                   -------------

                                TOTAL LONG-TERM INVESTMENTS
                                     (COST OF $95,222,532)         93,925,217
                                                                   -------------


                                ------------------------------------------------
                                SHORT-TERM INVESTMENTS - 1.1%
                                ------------------------------------------------

                                ------------------------------------------------
                                VARIABLE RATE DEMAND NOTES - 1.1%
                                ------------------------------------------------

                   55,011       American Family Financial Services,
                                6.2352% *                              55,011
                  476,113       Sara Lee, 6.2200% *                   476,113
                  469,885       Wisconsin Corporate Central Credit
                                Union, 6.2900% *                      469,885
                                                                   -------------

                                TOTAL VARIABLE RATE DEMAND NOTES
                                     (Cost of $1,001,009)            1,001,009
                                                                   -------------

                                TOTAL SHORT-TERM INVESTMENTS
                                   (COST OF $1,001,009)              1,001,009
                                                                   -------------

                                TOTAL INVESTMENTS - 99.3%
                                   (COST OF $96,223,541)            94,926,226
                                                                   -------------

                                Other assets in excess of
                                liabilities - 0.7%                     684,038
                                                                   -------------

                                TOTAL NET ASSETS - 100.0%         $ 95,610,264
                                                                   =============

         # CALLABLE.
        ##  PUTABLE.
         * VARIABLE RATE SECURITY. THE RATES LISTED ARE AS OF SEPTEMBER 30,
           2000.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2000
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (collectively the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. In addition to the Funds, the Company offers the Legacy Minnesota Municipal Bond Fund. This report contains the information of all portfolios, except for the Legacy Minnesota Municipal Bond Fund. Information with respect to this portfolio is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, were paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

   a) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) WRITTEN OPTION ACCOUNTING - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) INCOME AND EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from the net investment income of the Bond Fund are declared daily and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 2000, reclassifications were recorded in the Growth Stock Fund to increase accumulated net investment income by $25,633, decrease accumulated net realized gains by $8,441, and decrease paid in capital by $17,192. Additionally, reclassifications were made in the Bond Fund to decrease accumulated net investment income by $35,519, decrease accumulated net realized losses on investments by $446 and increase paid in capital by $35,073.

   f) USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the year ended September 30, 2000, were as follows:

                                GROWTH FUND            BOND FUND
      Shares sold                1,816,348             3,042,598
      Shares issued
         to holders in
         reinvestment of
         dividends                  18,327                33,677
      Shares redeemed             (970,111)           (2,622,447)
                           ------------------    -----------------
      Net increase                 864,564               453,828
                           ==================    =================

   Transactions in shares of the Funds for the year ended September 30, 1999, were as follows:

                           GROWTH FUND           BOND FUND

      Shares sold                1,010,029             3,087,449
      Shares issued
      to holders in
      reinvestment of
      dividends                                           11,219
                                       771

      Shares redeemed           (1,143,764)           (1,670,078)
                           ------------------    -----------------
      Net increase
           (decrease)             (132,964)            1,428,590
                           ==================    =================

4.  INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 2000, were as follows:

                                   GROWTH FUND          BOND FUND
        Purchases
        U.S. Government           $  132,195         $ 26,128,065
        Other                     18,768,822           26,532,075
        Sales
        U.S. Government                    0           32,807,693
        Other                      9,260,554           11,426,359

   During the year ended September 30, 2000, written option activity in the Growth Stock Fund was as follows:

                                 NUMBER OF
                                 CONTRACTS           PREMIUM

      Outstanding at

      beginning of period               100        $10,301
      Options expired                  (100)       (10,301)
                               ----------------  -----------
      Outstanding at                      0       $      0
        end of period          ================  ============

   At September 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                            GROWTH FUND         BOND FUND
                            -----------         ---------
      Appreciation        $42,144,912         $    495,496
      Depreciation         (4,431,887)          (1,832,577)
                         ---------------     ---------------
      Net appreciation
     (depreciation) on

        investments       $37,713,025         $ (1,337,081)
                          ===============     ===============

    At September 30, 2000, the cost of investments for federal income tax purposes was $55,561,051 and $96,263,307 for the Growth Stock Fund and Bond Fund, respectively.

    At September 30, 2000, the Bond Fund had accumulated net realized capital loss carryovers of $96,775 expiring in 2008.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

   The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Funds' daily net assets.

    Firstar Bank, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

    The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. On November 24, 1998, the Funds entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate for the Growth Stock Fund is an annual rate of 0.02% of its average daily net assets; the currently approved rate for the Bond Fund is an annual rate of 0.015% of its average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2000, $11,532 and $10,619 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.   DISTRIBUTIONS

    One-hundred percent of the dividends paid by the Growth Stock Fund during the fiscal year-ended September 30, 2000, qualifies for the dividend received deduction available to corporate shareholders.

7.   RELATED PARTIES

    Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,945,878 and 9,758,865 outstanding shares of the Growth Stock Fund and the Bond Fund, respectively, as of September 30, 2000.


--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Bremer Growth Stock Fund and the Bremer Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bremer Growth Stock Fund and the Bremer Bond Fund (two of the portfolios constituting the Bremer Investment Funds, Inc., a Maryland corporation) as of September 30, 2000, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bremer Growth Stock Fund and the Bremer Bond Fund of the Bremer Investment Funds, Inc. as of September 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States.

/s/Arthur Andersen LLP
ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
October 23, 2000





                               INVESTMENT ADVISER
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                         St. Cloud, Minnesota 56302-0986


                      ADMINISTRATOR, DIVIDEND PAYING AGENT,
                          SHAREHOLDERS' SERVICING AGENT
                               AND TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                    CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                     COUNSEL
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                   DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                    DIRECTORS
                                Steven A. Laraway
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek